Debt, textuals 2(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Current portion of long-term debt	$ 27,700	$ 7,320
Long-term debt, non-current portion	345,638	376,303
Interest Costs Incurred	5,129	4,982	3,307
Interest Costs, Capitalized During Period	635	340	363
Debt Instrument, Unused Borrowing Capacity, Fee	468	361	395
Debt Instrument Unused Borrowing Capacity Fee Capitalized	422	110	175
[BremerLandesbankLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	October 22, 2009
Debt Instrument, Face Amount	40,000
Debt Instrument, Maturity Date, Description	ten years
Notification Period Given By Lender	two years
Debt Instrument Number Of Periodic Payment	40
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	900
Final Debt Principal Payment	4,000
Debt Instrument, Description of Variable Rate Basis	Libor plus margin
Loan Margin Percentage	2.15%
Debt Instrument, Fee Amount	150
Commitment Fees Percentage	0.20%
Debt Instrument, Priority	first priority or preferred ship mortgage
Minimum Hull Cover Ratio	120.00%
Period Prior To Survey	1 year
Borrower Minimum Liquidity	744	754
Current portion of long-term debt	3,600	3,600
Long-term debt, non-current portion	29,200	32,800
Long-term Debt, Weighted Average Interest Rate	2.46%	2.48%
[DeutscheBankAgLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	October 8, 2009
Debt Instrument, Face Amount	40,000
Percentage Of Borrowings To Market Value	80.00%
Debt Instrument, Maturity Date, Description	five years
Debt Instrument Number Of Periodic Payment	19
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	600
Final Debt Principal Payment Description	remaining outstanding balance of the loan
Debt Instrument, Description of Variable Rate Basis	Libor plus margin
Loan Margin Percentage	2.40%
Debt Instrument, Fee Amount	300
Commitment Fees Percentage	0.50%
Debt Instrument, Priority	first priority or preferred ship mortgage
Minimum Hull Cover Ratio	125.00%
Borrower Minimum Liquidity	400
Guarantor Minimum Liquidity	10,000
Current portion of long-term debt	2,400	2,400
Long-term debt, non-current portion	33,400	35,800
Long-term Debt, Weighted Average Interest Rate	2.71%	2.76%
Debt Instrument, Covenant Compliance	As at December 31, 2011, the Company obtained a waiver from the bank with regards to its share repurchase program
[ExportImportBankOfChinaAndDnbNorBankAsaLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	October 2, 2010
Number Of Advances For Loan Withdrawal	2
Debt Instrument, Face Amount	82,600
Debt Instrument Maximum Amount By Borrower	41,300
Percentage Of Borrowings To Market Value	70.00%
Debt Instrument, Maturity Date Range, Start	72 months
Notification Period Given By Lender	no earlier than 54 months and not later than 60 months after the respective drawdown date
Debt Instrument Number Of Periodic Payment	40
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	693
Final Debt Principal Payment	13,600
Debt Instrument, Description of Variable Rate Basis	Libor plus margin
Loan Margin Percentage	2.50%
Debt Instrument, Fee Amount	620
Debt Instrument Other Fee Amount	10
Commitment Fees Percentage	0.50%
Debt Instrument, Priority	first preferred ship mortgage
Minimum Hull Cover Ratio	125.00%
Borrower Minimum Liquidity	400
Guarantor Minimum Liquidity	10,000
Minimum Net Worth Requirement	150,000
Net Worth Ratio	25.00%
Debt Instrument, Covenant Compliance	As at December 31, 2011, the Company obtained a waiver from the banks with regards to its share repurchase program
[DnbNorBankAsaLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	July 7, 2010
Debt Instrument, Face Amount	40,000
Debt Instrument Maximum Amount By Borrower	10,000
Percentage Of Borrowings To Market Value	25.00%
Debt Instrument Number Of Periodic Payment	24
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	165
Final Debt Principal Payment	6,040
Debt Instrument, Description of Variable Rate Basis	Libor plus margin
Loan Margin Percentage	2.40%
Debt Instrument, Fee Amount	400
Commitment Fees Percentage	0.96%
Current portion of long-term debt		1,320
Long-term debt, non-current portion		18,350
Long-term Debt, Weighted Average Interest Rate		2.82%
Debt Instrument, Decrease, Repayments	330
[EmporikiBankOfGreeceSaLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	September 13, 2011
Debt Instrument, Face Amount	15,000
Debt Instrument, Maturity Date, Description	ten years
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payment	semiannual installments
Debt Instrument, Periodic Payment, Principal	500
Final Debt Principal Payment	5,000
Debt Instrument, Description of Variable Rate Basis	Libor plus margin
Debt Instrument, Fee Amount	45
Commitment Fees Percentage	0.50%
Debt Instrument, Priority	first priority mortgage
Minimum Hull Cover Ratio	120.00%
Borrower Minimum Liquidity	500
Guarantor Minimum Liquidity	10,000
Debt Drawn In Period	15,000
Current portion of long-term debt	1,000
Long-term debt, non-current portion	14,000
Long-term Debt, Weighted Average Interest Rate	1.34%
Debt Instrument, Covenant Compliance	As at December 31, 2011, the Company obtained a waiver from the bank with regards to its share repurchase program
Charter Duration As Collateral For Debt	12 months
[EmporikiBankOfGreeceSaLoanFacilityMember] | [MaximumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	2.50%
[EmporikiBankOfGreeceSaLoanFacilityMember] | [MinimumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	1.00%
[NordeaBankFinlandPlcLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	16,125
Debt Instrument, Maturity Date, Description	five years
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	252
Final Debt Principal Payment	11,085
Debt Instrument, Description of Variable Rate Basis	Libor plus margin
Loan Margin Percentage	2.50%
Commitment Fees Percentage	0.50%
Debt Instrument, Priority	first priority mortgage
Minimum Hull Cover Ratio	125.00%
Minimum Net Worth Requirement	$ 150,000
Net Worth Ratio	25.00%
Charter Duration As Collateral For Debt	1 year
Minimum liquidity per vessel	$500 per vessel